Advances to Suppliers and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2023
Advances to Suppliers and Other Current Assets [Abstract]
Schedule of Other Current Assets	The amount of other current assets consisted of the following:
	September 30, 2023	September 30, 2022
Prepayments for advertisements	$1,540,646	$1,525,864
Prepayment of projects	12,535,168	-
Prepayments of land leases	357,255	461,886
Total	$14,433,069	$1,987,750